Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	48
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$313,728.33

Principal:
Principal Collections	$8,820,274.72
Prepayments in Full	$2,871,588.51
Liquidation Proceeds	$147,967.72
Recoveries	$118,785.30
Sub Total	$11,958,616.25
Collections	$12,272,344.58

Purchase Amounts:
Purchase Amounts Related to Principal	$56,675.18
Purchase Amounts Related to Interest	$208.16
Sub Total	$56,883.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,329,227.92

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	48
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$12,329,227.92
Servicing Fee	$131,066.18	$131,066.18	$0.00	$0.00	$12,198,161.74
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,198,161.74
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,198,161.74
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,198,161.74
Interest - Class A-4 Notes	$23,437.92	$23,437.92	$0.00	$0.00	$12,174,723.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,174,723.82
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$12,151,699.65
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,151,699.65
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$12,133,494.98
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,133,494.98
Regular Principal Payment	$11,270,296.01	$11,270,296.01	$0.00	$0.00	$863,198.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$863,198.97
Residual Released to Depositor	$0.00	$863,198.97	$0.00	$0.00	$0.00

Total		$12,329,227.92

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$11,270,296.01
Total					$11,270,296.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,270,296.01	$83.48	$23,437.92	$0.17	$11,293,733.93	$83.65
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$11,270,296.01	$8.56	$64,666.76	$0.05	$11,334,962.77	$8.61

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	48

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$57,398,980.32	0.4251776	$46,128,684.31	0.3416940
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$123,188,980.32	0.0936172	$111,918,684.31	0.0850523

Pool Information
Weighted Average APR	2.271%	2.271%
Weighted Average Remaining Term	20.83	20.09
Number of Receivables Outstanding	14,174	13,641
Pool Balance	$157,279,415.18	$145,247,337.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$149,506,633.38	$138,236,337.37
Pool Factor	0.1111123	0.1026121

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$7,011,000.45
Targeted Overcollateralization Amount	$33,328,653.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,328,653.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	48
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		56	$135,571.23
(Recoveries)		64	$118,785.30
Net Loss for Current Collection Period			$16,785.93
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1281%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2959%
Second Prior Collection Period			0.1514%
Prior Collection Period			0.9720%
Current Collection Period			0.1332%
Four Month Average (Current and Prior Three Collection Periods)			0.3881%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,075	$6,980,947.07
(Cumulative Recoveries)			$2,142,452.67
Cumulative Net Loss for All Collection Periods			$4,838,494.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3418%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,364.31
Average Net Loss for Receivables that have experienced a Realized Loss			$2,331.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.65%	242	$3,847,756.30
61-90 Days Delinquent	0.40%	40	$579,375.96
91-120 Days Delinquent	0.08%	7	$117,982.87
Over 120 Days Delinquent	0.25%	21	$370,288.00
Total Delinquent Receivables	3.38%	310	$4,915,403.13

Repossession Inventory:
Repossessed in the Current Collection Period		6	$101,886.31
Total Repossessed Inventory		9	$173,347.21

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3872%
Prior Collection Period			0.4021%
Current Collection Period			0.4985%
Three Month Average			0.4293%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.7351%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2025
Payment Date	2/18/2025
Transaction Month	48

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	62	$968,467.13
2 Months Extended	91	$1,500,710.64
3+ Months Extended	14	$287,660.43

Total Receivables Extended	167	$2,756,838.20

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 7, 2025

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer